Unaudited Interim Consolidated Statements of Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenues:
Vessel revenue	$ 39,533	$ 32,947
Commissions	(1,391)	(1,253)
Vessel revenue, net	38,142	31,694
Expenses:
Voyage expenses	(17,732)	(16,629)
Vessel operating expenses	(10,310)	(8,796)
Management fees	(528)	(488)
General and administration expenses	(3,003)	(2,269)
Amortization of deferred dry-docking costs	(401)	(430)
Depreciation	(5,499)	(4,952)
Operating income/ (loss)	669	(1,870)
Other income / (expenses), net:
Interest and finance costs	(8,688)	(5,801)
Interest and finance costs - related party	(4,241)	(1,900)
Interest and other income	0	8
Foreign currency exchange losses, net	(60)	(27)
Total other expenses, net	(12,989)	(7,720)
Net loss before income taxes	(12,320)	(9,590)
Income taxes	11	0
Net loss	$ (12,309)	$ (9,590)
Net loss per common share
Basic (in dollars per share)	$ (0.33)	$ (0.27)
Weighted average common shares outstanding
Basic (in shares)	36,949,832	35,217,339